Risks and Concentration - Schedules of Concentration of Risk, By Risk Factor (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Concentration Risk [Line Items]
Accounts payable	$ 10,966	¥ 71,848	¥ 88,005
Royal Canin China Co., Ltd [Member]
Concentration Risk [Line Items]
Accounts payable		¥ 15,616	¥ 13,331	¥ 14,320